SHARESPOST 100 FUND

Schedule of Investments

March 31, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Public Companies — 6.5%
Advertising — 2.4%
PubMatic(a) (b)	Jun 2015	200,000	$1,170,000	$9,678,000

Analytics/Big Data — 0.6%
Palantir Technologies, Inc. (a)	Jan 2017	104,706	473,048	2,438,603

Clean Technology — 1.5%
ChargePoint, Inc.(a)	Nov 2019	219,798	1,126,998	5,868,607

Healthcare/Biotech — 1.3%
Hims, Inc.(a) (b)	Sep 2019	417,977	2,521,530	5,358,465

Hosting/Storage — 0.7%
Digital Ocean(a) (b)	Oct 2019	75,000	900,000	3,008,250
TOTAL COMMON STOCK IN PUBLIC COMPANIES			6,191,576	26,351,925

Common Stock in Private Companies(b) — 44.6%
3D Printing — 1.0%
Carbon, Inc.(a)	Jun 2019	158,853	2,125,214	4,242,964

Advertising — 4.0%
Chartboost(a)	Mar 2015	700,000	1,611,000	1,988,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	531,017
NextRoll (f.k.a. AdRoll)(a)	Mar 2017	853,155	4,649,050	8,395,045
OpenX(a)	Jun 2015	2,899,297	2,615,386	3,566,135
WideOrbit, Inc.(a)	Oct 2015	400,000	1,100,000	1,664,000
			10,421,860	16,144,197
Aerospace — 5.7%
Axiom Space, Inc.(a)	Mar 2021	16,472	2,843,480	2,853,280
SpaceX(a)	May 2019	49,020	10,049,100	20,587,910
			12,892,580	23,441,190
Analytics/Big Data — 6.3%
Dataminr, Inc.(a)	Sep 2015	307,583	2,638,591	13,533,652
INRIX, Inc.(a)	May 2014	133,238	3,026,249	4,554,075
Metabiota(a)	Apr 2015	494,589	500,000	756,721
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,648,750
SingleStore (f.k.a. MemSQL)(a)	May 2020	308,000	616,000	1,059,520
Tealium(a)	Sep 2020	200,000	1,300,000	2,686,000
ThoughtSpot, Inc.(a)	Oct 2018	103,750	817,500	1,618,500
			9,629,590	25,857,218
Artificial Intelligence — 0.6%
Brain Corp.(a)	Dec 2020	500,000	2,040,000	2,420,000

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SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(b) — 44.6% (Continued)
Clean Technology — 0.1%
WiTricity(a)	Mar 2021	166,667	$1,667	$166,667

Consumer Web — 1.7%
Nextdoor(a)	Nov 2018	235,495	3,990,451	5,715,464
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	1,369,143
			6,304,452	7,084,607
Education — 3.1%
Course Hero(a)	Jun 2020	200,000	2,370,500	3,046,000
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	2,370,317
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	7,215,000
			8,280,086	12,631,317
Enterprise Software — 4.8%
Algolia(a)	Jan 2020	45,000	420,000	476,550
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	4,497,816
D2iQ (f.k.a. Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	768,900
KeepTruckin(a)	May 2019	788,562	3,420,734	3,477,558
PatientPop, Inc. (a)	Nov 2020	161,025	1,235,126	1,526,517
Sprinklr(a)	Jun 2017	100,000	500,000	1,096,000
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	7,819,436
Xant (f.k.a. InsideSales.com)(a)	Dec 2016	75,000	225,000	8,250
			13,618,333	19,671,027
Finance/Payments — 9.8%
Betterment(a)	Mar 2021	588,235	4,999,998	5,729,409
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	2,365,130
Marqeta, Inc.(a)	Jul 2018	955,000	1,345,350	19,949,950
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	139,154
Robinhood Markets, Inc.(a)	Jul 2019	260,500	3,544,251	6,931,905
Social Finance, Inc.(a)	Apr 2017	274,889	3,090,676	4,829,800
			16,893,098	39,945,348
Hardware — 0.2%
Tempo Automation, Inc.(a)	Aug 2019	250,000	770,000	777,500

Healthcare/Biotech — 3.3%
23andMe, Inc.(a)	Oct 2017	338,157	4,808,483	6,651,548
Click Therapeutics, Inc. (a)	Nov 2020	1,000,000	3,500,000	5,690,000
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	899,986
			9,630,191	13,241,534
Hosting/Storage — 0.7%
Rubrik(a)	Sep 2019	126,281	3,220,165	2,973,917

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(b) — 44.6% (Continued)
Security — 2.5%
Code 42 Software, Inc.(a)	May 2016	330,000	$754,500	$1,409,100
Darktrace, Ltd.(a)	Dec 2020	1,061	1,095,170	1,806,851
Tanium(a)	Apr 2019	640,000	4,787,200	7,136,000
			6,636,870	10,351,951
Software — 0.8%
Docker, Inc.(a)	May 2017	2,500	531,250	16,300
Malwarebytes(a)	Dec 2019	188,173	1,129,038	3,251,629
			1,660,288	3,267,929
TOTAL COMMON STOCK IN PRIVATE COMPANIES			104,124,394	182,217,366

Preferred Stock in Private Companies(b) — 17.5%
Advertising — 0.1%
GroundTruth (f.k.a. xAd, Inc.), Preferred Series B-1(a)	Jan 2017	600,000	149,200	192,000

Aerospace — 1.9%
Axiom Space, Inc., Preferred Series B(a)	Dec 2020	32,221	2,019,958	5,581,321
Axiom Space, Inc., Preferred Series Seed(a)	Mar 2021	13,071	2,256,503	2,264,159
			4,276,461	7,845,480
AgTech — 1.2%
Invaio Sciences, Inc., Preferred Series C(a)	Mar 2021	1,052,926	5,150,000	4,959,281

Analytics/Big Data — 2.7%
Dataminr, Inc., Preferred Series A(a)	Apr 2019	20,000	198,000	880,000
Dataminr, Inc., Preferred Series B(a)	Apr 2019	87,496	866,210	3,849,824
Heap, Preferred Series C(a)	May 2019	1,361,503	4,999,997	4,983,101
Metabiota, Preferred Series A(a)	Apr 2015	346,212	500,000	529,705
Metabiota, Preferred Series B(a)	Feb 2017	366,669	500,952	707,671
			7,065,159	10,950,301
Clean Technology — 0.2%
WiTricity, Preferred Series A(a)	Oct 2020	1,000,000	1,020,000	1,000,000

Consumer Web — 0.4%
Musely, Preferred Series B(a)	Oct 2014	7,961	100,012	109,066
Nextdoor, Preferred Series B(a)	Mar 2018	29,495	494,041	715,844
Nextdoor, Preferred Series C(a)	Mar 2018	17,543	293,845	425,768
Nextdoor, Preferred Series D(a)	Mar 2018	6,899	115,558	167,439
Nextdoor, Preferred Series E(a)	Mar 2018	3,392	56,816	82,324
Nextdoor, Preferred Series F(a)	Mar 2018	5,171	86,614	125,500
			1,146,886	1,625,941
e-Commerce — 0.5%
GrubMarket, Preferred Series D(a)	Oct 2020	440,742	1,999,999	1,999,999

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2021 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(b) — 17.5% (Continued)
Education — 0.7%
Udemy, Inc., Preferred Series F(a)	Nov 2020	124,326	$2,999,986	$2,995,013

Enterprise Software — 1.1%
Checkr, Inc., Preferred Series A-1(a)	Mar 2020	50,000	1,405,000	1,373,500
PatientPop, Inc., Preferred Series Seed 2(a)	Nov 2020	104,932	804,870	994,755
Trax Ltd., Pre IPO(a)	Mar 2021	38,361	1,999,989	2,000,143
			4,209,859	4,368,398
Finance/Payments — 2.3%
Fundbox, Preferred Series C(a)	Jun 2019	439,552	4,999,992	5,366,930
Prosper Marketplace, Inc., Preferred Series A(a)	Jan 2016	55,395	305,781	34,899
Prosper Marketplace, Inc., Preferred Series A-1(a)	Jan 2016	58,165	116	84,339
Ripple, Preferred Series A(a)	Dec 2018	42,000	504,000	1,366,680
Social Finance, Inc., Preferred Series A(a)	Apr 2017	10,714	174,638	188,245
Social Finance, Inc., Preferred Series B(a)	Apr 2017	1,361	22,184	23,913
Social Finance, Inc., Preferred Series C(a)	Apr 2017	2,893	47,156	50,830
Social Finance, Inc., Preferred Series D(a)	Apr 2017	64,165	931,926	1,127,379
Social Finance, Inc., Preferred Series E(a)	Apr 2017	43,740	712,962	768,512
Social Finance, Inc., Preferred Series F(a)	Apr 2017	25,172	410,304	442,272
			8,109,059	9,453,999
Healthcare/Biotech — 2.9%
23andMe, Inc., Preferred Series D(a)	Jan 2019	143,000	2,492,490	2,812,810
Click Therapeutics, Inc., Preferred Series A(a)	Nov 2020	60,087	210,305	341,895
Crossover Health, Inc., Preferred Series D(a)	Mar 2021	224,976	7,999,967	7,999,967
ZocDoc, Inc., Preferred Series A(a)	Feb 2015	35,000	875,000	516,250
			11,577,762	11,670,922
Security — 0.8%
Darktrace, Ltd., Preferred Series D(a)	Mar 2021	49	63,700	83,446
Exabeam, Preferred Series A(a)	Nov 2020	80,000	1,020,000	984,800
Lookout, Inc., Preferred Series A(a)	Feb 2015	204,000	1,927,800	2,044,080
			3,011,500	3,112,326
Software — 1.5%
SoundHound, Inc., Preferred Series D(a)	Sep 2016	107,484	2,200,767	5,070,020
SoundHound, Inc., Preferred Series D-3(a)	Nov 2020	25,000	1,000,000	1,179,250
			3,200,767	6,249,270

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2021 (Unaudited)

	Acquisition Date	Shares / Principal	Cost	Fair Value
Preferred Stock in Private Companies(b) — 17.5% (Continued)
Transportation — 1.2%
Lime (Neutron Holdings, Inc.), Preferred Series 1-D(a)	Mar 2019	20,618,556	$5,000,000	$1,855,670
Turo, Preferred Series D-1(a)	Jun 2018	642,535	2,999,996	2,962,086
Virgin Hyperloop One, Preferred Series B-1(a)	Jun 2017	4,144	999,999	136,876
Virgin Hyperloop One, Preferred Series C(a)	May 2019	12,992	37,938	37,937
			9,037,933	4,992,569
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			62,954,571	71,415,499

Convertible Notes of Private Companies(b) — 0.5%
Enterprise Software — 0.5%
Cohere Technologies, 4.00% 12/31/21	Dec 2020	2,000,000	2,000,000	2,000,000

Transportation — 0.0%
Lime (Neutron Holdings, Inc.), 4.00% 5/27/2027	Jun 2020	253,169	253,169	253,169
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			2,253,169	2,253,169

Warrants — 0.0(b) %
HEALTHCARE/BIOTECH — 0.0%
Hims, Inc., Exercise Price $11.50, Exercise Date 09/09/2019(a)	Mar 2021	2,337	0	9,956

TRANSPORTATION — 0.0%
Lime (Neutron Holdings, Inc.), Exercise Price $0.01, Exercise Date 6/2/2027(a)	Jun 2020	1,016,483	0	129
TOTAL WARRANTS			0	10,085

Short-Term Investments(c) — 30.1%
Demand Deposit — 30.1%
UMB Money Market Fiduciary, 0.01%,			122,849,335	122,849,335

TOTAL SHORT-TERM INVESTMENTS			122,849,335	122,849,335

TOTAL INVESTMENTS — 99.2%			298,373,045	405,097,379
Other assets less liabilities — 0.8%				3,302,990

NET ASSETS — 100.0%				$408,400,369

(a)	Non-income Producing

(b)	Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of March 31, 2021 restricted securities represented 67.07% of the net assets of the Fund.

(c)	Rate disclosed represents the seven day yield as of the Fund’s period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

All issuers are based in the United States, except for OpenX and Darktrace Ltd., which are based in the UK, Trax Ltd., which is based in the Cayman Islands, and Fundbox, which is based in Israel.

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